Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Borrowings
Borrowings

	December 31, 2018			December 31, 2017
	Principal	Carrying value(a)	Fair value(b)	Principal	Carrying value(a)	Fair value(b)
Borrowings - holding company
Fairfax unsecured notes:
7.375% due April 15, 2018(e)(10)	—	—	—	144.2	144.2	146.4
7.25% due June 22, 2020 (Cdn$275.0)(d)(8)	—	—	—	213.3	212.7	235.6
5.80% due May 15, 2021(d)(5)	—	—	—	500.0	498.0	534.1
6.40% due May 25, 2021 (Cdn$400.0)(d)	289.6	288.7	310.2	315.7	314.4	349.4
5.84% due October 14, 2022 (Cdn$450.0)(d)(1)	326.5	329.2	352.9	359.2	362.5	397.2
4.50% due March 22, 2023 (Cdn$400.0)	292.9	290.9	301.7	319.2	316.8	333.5
4.875% due August 13, 2024(d)(1)	282.5	279.5	288.2	300.0	296.2	313.4
4.95% due March 3, 2025 (Cdn$350.0)(d)	256.3	252.9	267.2	279.3	275.5	297.1
8.30% due April 15, 2026(e)	91.8	91.6	109.5	91.8	91.6	116.3
4.70% due December 16, 2026 (Cdn$450.0)	329.5	327.2	334.3	359.2	356.6	371.7
4.25% due December 6, 2027 (Cdn$650.0)	475.9	473.7	462.1	518.8	516.2	514.7
2.75% due March 29, 2028 (€750.0)(11)	857.4	840.7	854.5	—	—	—
4.85% due April 17, 2028(9)	600.0	594.6	576.3	—	—	—
7.75% due July 15, 2037(e)	91.3	90.5	106.7	91.3	90.4	114.1
	3,893.7	3,859.5	3,963.6	3,492.0	3,475.1	3,723.5
Borrowings - insurance and reinsurance companies
Allied World 5.50% senior notes due November 1, 2020(7)	—	—	—	300.0	320.4	320.0
Allied World 4.35% senior notes due October 29, 2025	500.0	507.2	490.4	500.0	508.4	507.3
Allied World revolving credit facility and other borrowings	39.6	43.5	43.2	45.0	49.2	49.2
Odyssey Group floating rate unsecured senior notes due 2021	90.0	89.9	92.4	90.0	89.8	93.0
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.2	38.2	38.4	38.2	38.2
Brit 6.625% subordinated notes due December 9, 2030 (£135.0)	171.9	176.1	174.3	182.6	188.5	199.0
Brit floating rate revolving credit facility	7.9	7.9	7.9	45.0	45.0	45.0
Advent floating rate unsecured senior notes due 2026(d)	46.0	45.0	46.0	46.0	45.0	46.0
Advent floating rate subordinated notes due June 3, 2035(d)	47.7	46.5	44.7	48.4	47.1	47.8
First Mercury trust preferred securities due 2036 and 2037	41.4	41.4	41.4	41.4	41.4	41.4
	983.0	995.7	978.5	1,336.8	1,373.0	1,386.9
Borrowings - non-insurance companies(c)
Fairfax India floating rate term loans(4)	550.0	547.2	550.0	400.0	400.0	400.0
Fairfax India subsidiary borrowings	183.8	183.8	183.8	186.1	186.1	186.1
Fairfax Africa floating rate term loan and credit facility(2)(3)	30.0	29.5	29.5	150.0	150.0	150.0
Recipe term loans and credit facilities	328.0	326.9	326.9	379.9	378.2	378.2
Grivalia Properties term loans and revolving facility	254.2	254.2	254.2	160.4	160.4	160.4
Loans and revolving credit facilities primarily at floating rates(6)	283.7	283.6	283.6	291.7	291.3	291.4
	1,629.7	1,625.2	1,628.0	1,568.1	1,566.0	1,566.1
Total debt	6,506.4	6,480.4	6,570.1	6,396.9	6,414.1	6,676.5

(a)	Principal net of unamortized issue costs and discounts (premiums).

(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).

(c)	These borrowings are non-recourse to the holding company.

(d)	Issuer may redeem any time at prices specified in the instrument's offering document.

(e)	Not redeemable prior to the contractual maturity date.

During 2018 the company and its subsidiaries completed the following debt transactions:

(1)	During 2018 the company repurchased $17.5 principal amount of its 4.875% senior notes due August 13, 2024 and $3.1 (Cdn$4.0) principal amount of its 5.84% senior notes due October 14, 2022.

(2)
On September 7, 2018 Fairfax Africa entered into a $90.0 secured, floating rate revolving demand credit facility with a syndicate of lenders that matures on September 7, 2019. There was $30.0 drawn on that credit facility at December 31, 2018.

(3)	On August 29, 2018 Fairfax Africa repaid its $150.0 term loan due August 31, 2018 with the proceeds from the release of that term loan's cash collateral.

(4)
On June 28, 2018 Fairfax India replaced its $400.0 principal amount, one-year floating rate term loan due July 10, 2018 with a $550.0 principal amount, one-year floating rate syndicated term loan due June 28, 2019 (with a one year extension option).

(5)
On June 15, 2018 the company redeemed its $500.0 principal amount of 5.80% senior notes due May 15, 2021 for cash consideration of $538.8 including accrued interest, and recognized a loss on repurchase of long term debt of $38.2 in other expenses in the consolidated statement of earnings.

(6)
On May 31, 2018 Toys "R" Us Canada repaid its $195.9 (Cdn$254.2) principal amount of debtor in possession financing for cash consideration of $198.0 (Cdn$256.9) including accrued interest. Contemporaneously Toys "R" Us Canada entered into a $154.2 (Cdn$200.0) floating rate revolving credit facility with a syndicate of lenders that matures on May 31, 2023. There was $73.9 (Cdn$101.0) drawn on that credit facility at December 31, 2018.

(7)
During 2018 the company repurchased $8.2 principal amount of Allied World's 5.50% senior notes due November 15, 2020. On May 7, 2018 Allied World used a capital contribution from the company to redeem the remaining $291.8 principal amount of those notes for cash consideration of $316.6 including accrued interest.

(8)
On April 30, 2018 the company redeemed its remaining $207.3 (Cdn$267.3) principal amount of 7.25% senior notes due June 22, 2020 for cash consideration of $232.0 (Cdn$298.4) including accrued interest, and recognized a loss on repurchase of long term debt of $19.6 (Cdn$25.1) in other expenses in the consolidated statement of earnings.

(9)
On April 17, 2018 the company completed an offering of $600.0 principal amount of 4.85% unsecured senior notes due April 17, 2028 at an issue price of 99.765 for net proceeds after discount, commissions and expenses of $594.2. Commissions and expenses of $4.4 were included in the carrying value of the notes. In anticipation of this offering, the company had initiated a hedge of the treasury benchmark interest rate related to the notes which decreased the effective interest rate of the notes from 4.88% to 4.58% per annum. On January 24, 2019 the notes were exchanged by their holders for an equal principal amount of substantially identical notes that had been registered under the U.S. Securities Act.

(10)	On April 15, 2018 the company repaid $144.2 principal amount of its 7.375% senior notes on maturity.

(11)
On March 29, 2018 the company completed an offering of €600.0 principal amount of 2.75% unsecured senior notes due March 29, 2028 at an issue price of 98.791 for net proceeds after discount, commissions and expenses of $723.2 (€588.0). In anticipation of this offering, the company had initiated a hedge of the benchmark interest rate related to the notes which increased the effective interest rate of the notes from 2.89% to 3.12% per annum. On May 18, 2018 the company completed a re-opening of these notes for €150.0 principal amount at an issue price of 98.893 for net proceeds after discount, commissions and expenses of $173.3 (€147.2). Aggregate commissions and expenses of $7.1 (€5.8) were included in the carrying value of the notes.

Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2018				2017
	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total
Balance – January 1	3,475.1	1,373.0	1,566.0	6,414.1	3,472.5	435.5	859.6	4,767.6
Cash inflows from issuances	1,490.7	—	664.0	2,154.7	509.5	22.5	500.6	1,032.6
Cash outflows from repayments	(928.8)	(317.7)	(660.6)	(1,907.1)	(483.7)	—	(268.7)	(752.4)
Net cash inflows (outflows) from credit facilities and short term loans	—	(42.2)	41.4	(0.8)	(200.0)	45.0	193.7	38.7
Non-cash changes:
Acquisitions (note 23)	—	—	218.1	218.1	—	860.5	221.5	1,082.0
Deconsolidation of subsidiary (note 23)	—	—	(141.6)	(141.6)	—	—	—	—
Loss on redemption	58.9	—	—	58.9	28.6	—	—	28.6
Foreign exchange effect and other	(236.4)	(17.4)	(62.1)	(315.9)	148.2	9.5	59.3	217.0
Balance – December 31	3,859.5	995.7	1,625.2	6,480.4	3,475.1	1,373.0	1,566.0	6,414.1

Principal repayments on borrowings are due as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
Holding company	—	—	289.6	326.5	292.9	2,984.7	3,893.7
Insurance and reinsurance companies	8.2	0.3	90.3	0.3	0.3	883.6	983.0
Non-insurance companies	1,026.2	133.8	222.2	24.6	133.3	89.6	1,629.7
Total	1,034.4	134.1	602.1	351.4	426.5	3,957.9	6,506.4

Subsequent to December 31, 2018
On February 7, 2019 the company completed an offering of $85.0 principal amount of 4.142% unsecured senior notes due February 7, 2024 at an issue price of 100.0 for net proceeds of $85.0. Commissions and expenses of $0.6 were reimbursed to the company by the sole purchaser of the notes.
Credit Facility - Holding company
During 2018 the company extended the term of its $2.0 billion unsecured revolving credit facility with a syndicate of lenders by one year to December 21, 2022. The principal financial covenants of the credit facility require the company to maintain a ratio of consolidated debt to consolidated capitalization not exceeding 0.35:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of not less than $9.5 billion. At December 31, 2018 there were no amounts drawn on the credit facility and the company was in compliance with its financial covenants, with a consolidated debt to consolidated capitalization ratio of 0.26:1 and consolidated shareholders’ equity attributable to shareholders of Fairfax of $13.1 billion.